Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Property, Plant and Equipment

	2024	2023	2022
Net carrying amount of property, plant and equipment	19,456	20,532	18,261
Provision for obsolescence of materials and equipment	(223)	(171)	(151)
Provision for impairment of property, plant and equipment	(497)	(2,649)	(600)

	18,736	17,712	17,510

Summary of Changes in Property, Plant and Equipment
Changes in Group’s property, plant and equipment for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,343	47,757		8,327	490	1,058	2,819	42	807	1,319	995	863	65,820
Accumulated depreciation	656	40,216		5,121	337	-	-	-	701	869	509	634	49,043

Balance as of December 31, 2021	687	7,541	(1)	3,206	153	1,058	2,819	42	106	450	486	229	16,777

Cost
Increases	1	278	(4)	69	9	944	3,080	43	1	-	-	34	4,459	(6)
Translation effect	(86)	-		-	(23)	(9)	(28)	-	(14)	-	(418)	(104)	(682)
Adjustment for inflation (5)	111	-		-	31	12	36	-	18	-	547	134	889
Decreases, reclassifications and other movements	26	2,052		281	21	(810)	(2,027)	(47)	20	24	35	3	(422)	(3)

Accumulated depreciation
Increases	29	2,123	(4)	374	25	-	-	-	56	67	19	31	2,724
Translation effect	(44)	-		-	(15)	-	-	-	(12)	-	(213)	(67)	(351)
Adjustment for inflation (5)	59	-		-	20	-	-	-	16	-	279	86	460
Decreases, reclassifications and other movements	-	(45)		(1)	(8)	-	-	-	-	(11)	(8)	-	(73)

Cost	1,395	50,087		8,677	528	1,195	3,880	38	832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-	761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38	71	418	573	246	18,261

Cost
Increases	1	511	(4)	99	6	1,282	4,161	119	4	-	-	8	6,191	(6)
Translation effect	(178)	-		-	(55)	(19)	(46)	-	(30)	-	(904)	(223)	(1,455)
Adjustment for inflation (5)	106	-		-	33	11	27	-	18	-	537	131	863
Decreases, reclassifications and other movements	16	2,503		135	165	(1,030)	(2,357)	(26)	45	39	18	(3)	(495)	(3)

Accumulated depreciation
Increases	28	2,692	(4)	364	30	-	-	-	36	64	10	28	3,252
Translation effect	(96)	-		-	(36)	-	-	-	(27)	-	(455)	(150)	(764)
Adjustment for inflation (5)	57	-		-	22	-	-	-	16	-	270	88	453
Decreases, reclassifications and other movements	(1)	(92)		-	(5)	-	-	-	-	(8)	-	(2)	(108)

Cost	1,340	53,101		8,911	677	1,439	5,665	131	869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-	786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131	83	401	399	195	20,532

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,340	53,101		8,911	677	1,439	5,665	131		869	1,382	810	843	75,168
Accumulated depreciation	688	44,894		5,858	370	-	-	-		786	981	411	648	54,636

Balance as of December 31, 2023	652	8,207	(1)	3,053	307	1,439	5,665	131		83	401	399	195	20,532

Cost
Increases	1	169	(4)	95	28	1,263	3,928	99		2	-	-	15	5,600	(6)
Translation effect	(43)	-		-	(12)	(4)	(6)	-		(7)	-	(176)	(42)	(290)
Adjustment for inflation (5)	151	-		-	48	16	24	-		31	-	746	182	1,198
Decreases, reclassifications and other movements	(94)	(24,759)		325	(13)	(1,151)	(3,543)	(171)		1	183	(5)	(45)	(29,272)	(3)	(7)

Accumulated depreciation
Increases	29	2,160	(4)	372	41	-	-	-		39	72	25	33	2,771
Translation effect	(19)	-		-	(8)	-	-	-		(5)	-	(89)	(30)	(151)
Adjustment for inflation (5)	80	-		-	32	-	-	-		22	-	376	129	639
Decreases, reclassifications and other movements	(63)	(24,725)		-	(57)	-	-	-		(42)	(12)	(12)	(36)	(24,947)	(7)

Cost	1,355	28,511		9,331	728	1,563	6,068	59		896	1,565	1,375	953	52,404
Accumulated depreciation	715	22,329		6,230	378	-	-	-		800	1,041	711	744	32,948

Balance as of December 31, 2024	640	6,182	(1)	3,101	350	1,563	6,068	59	(2)	96	524	664	209	19,456

(1)	Includes 144, 269 and 333 of mineral property as of December 31, 2024, 2023 and 2022, respectively.
(2)
As of December 31, 2024, there are 9 exploratory wells in progress. During the year ended on such date, drilling of 8 wells were started, 13 wells were charged to exploratory expense, and 12 well was transferred to properties with proved reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 2, 4 and 1 of net carrying amount charged to provision for obsolescence of materials and equipment for the years ended December 31, 2024, 2023 and 2022, respectively.
(4)
Includes 169, 507 and 268 corresponding to hydrocarbon wells abandonment costs as of December 31, 2024, 2023 and 2022, respectively, and 13 and 19 of depreciation recovery for the years ended December 31, 2023 and 2022, respectively.

(5)
Corresponds to adjustment for inflation of opening balances of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(6)
Includes 31, 57 and 44 corresponding to short-term leases as of December 31, 2024, 2023 and 2022, respectively; includes 21, 6 and 5 corresponding to the variable charge of leases related to the underlying asset use or performance as of December 31, 2024, 2023 and 2022, respectively. Additionally, includes 61, 68 and 57 corresponding to the capitalization of depreciation of right-of-use
assets as of December 31, 2024, 2023 and 2022, respectively (see Note 9); and 10, 13 and 14 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2024, 2023 and 2022, respectively (see Note 21).

(7)	Includes 28,586 and 24,915 of cost and accumulated depreciation, respectively, reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.

Summary of Provision for Obsolescence of Materials and Equipment
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Balance at the beginning of the year	171	151	123
Increases charged to profit or loss	53	24	30
Applications due to utilization	(2)	(4)	(1)
Translation effect	-	(2)	(1)
Adjustment for inflation (1)	1	2	-

Balance at the end of the year	223	171	151

(1)
Corresponds to adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

Summary of Provision for Impairment of Property, Plant and Equipment
Set forth below is the evolution of the provision for impairment of property, plant and equipment for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Balance at the beginning of the year	2,649	600	651
Increases charged to profit or loss	66	2,288	123
Depreciation (1)	(325)	(236)	(173)
Translation effect	(2)	(7)	(5)
Adjustment for inflation (2)	5	4	4
Reclassifications (3)	(1,896)	-	-

Balance at the end of the year	497	2,649	600

(1)	Included in “Depreciation of property, plant and equipment” line item in the statement of comprehensive income, see Note 27.
(2)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.

(3)	Includes 1,896 reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13), 3 and 11.

Summary of Property, Plant and Equipment by Geographic Area
Likewise, in accordance with IFRS 8, the distribution of property, plant and equipment by geographic area is broken down below:

	2024	2023	2022
Argentina	18,735	17,702	17,500
Mercosur and associated countries	1	10	10

	18,736	17,712	17,510